Commitments and Contigencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contigencies [Abstract]
Schedule of company’s contractual obligations
Contractual Obligations	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Operating lease commitment	$548,130	293,440	254,690	-	-
Repayment of bank loans	2,239,500	2,239,500		-	-
Total	$2,787,630	2,532,940	254,690	-	-